Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 3 – Acquisitions

On November 25, 2015, we acquired Oz Development Inc. (“Oz”), a leading US-based provider of application integration solutions that help small-to-medium sized businesses (“SMBs”) automate a number of logistics and supply chain processes. The solutions help a growing SMB community connect to, and integrate with, leading SMB ERP, CRM and e-commerce platforms. The total purchase price for the acquisition was $29.5 million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was $0.3 million with a fair value of $0.3 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. The finalization of the initial purchase price allocation is pending the determination of the finalization of the fair value for certain taxation-related and accrued liability balances, as well as potential unrecorded liabilities. We expect to finalize this determination on or before November 25, 2016.

On July 22, 2015, we acquired all outstanding shares of privately-held BearWare Inc. (“BearWare”), a leading US-based provider of mobile solutions designed to improve collaboration between retailers and their logistics service providers. BearWare's system leverages mobile technologies to scan cartons at each point from the distribution centers through to the store front, helping retailers and their logistics service providers collaborate on store shipments. The total purchase price for the acquisition was $11.2 million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The finalization of the initial purchase price allocation is pending the determination of the finalization of the fair value for certain taxation-related and accrued liability balances, as well as potential unrecorded liabilities. We expect to finalize this determination on or before July 22, 2016.

On July 20, 2015, we acquired all outstanding shares of privately-held MK Data Services LLC (“MK Data”), a leading US-based provider of denied party screening trade data and solutions. MK Data's technology screens shipments against a comprehensive, frequently updated, international database of restricted parties helping businesses comply with denied party screening requirements. The total purchase price for the acquisition was $80.2 million, net of cash acquired, which was funded with cash on hand. The acquisition included an employee retention agreement to provide up to $3.1 million in retention bonuses to employees conditional on future services rendered over a specified time period. These amounts are being expensed over the service periods. The gross contractual amount of trade receivables acquired was $1.3 million with a fair value of $1.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The finalization of the initial purchase price allocation is pending the determination of the finalization of the fair value for certain taxation-related and accrued liability balances, as well as potential unrecorded liabilities. We expect to finalize this determination on or before July 20, 2016.

For businesses acquired during 2016, we incurred acquisition-related costs of $1.2 million, primarily for advisory services and retention bonuses. These costs are included in other charges in our consolidated statements of operations. During 2016, we have recognized aggregate revenues of $7.7 million and aggregate net income of $2.4 million from MK Data, BearWare and Oz since the date of acquisition in our consolidated statements of operations.

The preliminary purchase price allocations for businesses acquired during 2016, which have not been finalized, is as follows:

	MK Data	BearWare	Oz	Total
Purchase price consideration:
Cash, net of cash acquired related to MK Data ($345), BearWare ($243) and Oz ($870)	80,151	11,243	29,459	120,853
Net working capital adjustments (receivable)	(133)	(19)	(61)	(213)
	80,018	11,224	29,398	120,640
Allocated to:
Current assets, excluding cash acquired	2,034	759	440	3,233
Property and equipment	-	-	29	29
Current liabilities	(204)	(112)	(304)	(620)
Deferred revenue	(2,610)	(451)	(1,634)	(4,695)
Net tangible assets (liabilities) assumed	(780)	196	(1,469)	(2,053)
Finite life intangible assets acquired:
Customer agreements and relationships	7,500	2,600	5,400	15,500
Existing technology	22,000	3,400	7,500	32,900
Tradenames	190	70	90	350
Non-compete covenants	-	-	240	240
Goodwill	51,108	4,958	17,637	73,703
	80,018	11,224	29,398	120,640

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocation in the table above represents our estimates of the allocations of the purchase price and the fair value of net assets acquired. The preliminary purchase price may differ from the final purchase price allocation, and these differences may be material. Revisions to the valuation will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocation will be completed within one year from the acquisition date.

No in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	MK Data	BearWare	Oz
Customer agreements and relationships (years)	13	11	9
Existing technology (years)	7	5	5
Tradenames (years)	5	5	3
Non-compete covenants (years)	N/A	N/A	5

The goodwill on the MK Data, BearWare and Oz acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the MK Data, BearWare and Oz acquisitions is deductible for tax purposes.

On December 5, 2014, we acquired all outstanding shares of privately-held Pentant Limited (“Pentant”), a leading UK-based Community System Provider offering customs connectivity and import/export inventory control solutions for ocean, truck and air cargo. Pentant provides its shipper and logistics customers with a reliable and secure connection to both CHIEF (the central UK Revenue & Customs system) and ICS (the European Union Import Control System) to streamline declaration, cargo security and clearance processes. The total purchase price for the acquisition was $2.1 million, net of cash acquired, which was funded with cash on hand. Additional contingent consideration of up to $0.4 million in cash may have become payable had certain revenue performance targets been met by Pentant during 2016. The fair value of the contingent consideration was valued at nil at the acquisition date and January 31, 2016. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition.

On December 5, 2014, we acquired all outstanding shares of privately-held e-customs Inc. (“e-customs”), a leading provider of electronic security and fiscal customs filing solutions in the UK. e-customs' cloud-based solution, Webdecs, provides both shippers and logistics service providers with a wide range of customs capabilities to cost effectively comply with UK fiscal filing and security filing requirements. The total purchase price for the acquisition was $9.6 million, net of cash acquired, which was funded with cash on hand. Additional contingent consideration of up to $1.2 million in cash may have become payable had certain revenue performance targets been met by e-customs during 2016. The fair value of the contingent consideration was valued at nil at the acquisition date and January 31, 2016. The gross contractual amount of trade receivables acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition.

On November 19, 2014, we acquired all outstanding shares of privately-held Airclic Inc. (“Airclic”), a leading US-based provider of mobile solutions that help companies reduce the cost of delivering goods by automating traditional paper-based processes. Airclic's cloud-based mobile solutions help streamline and automate complex 'last mile' logistics processes. The total purchase price for the acquisition was $29.6 million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was $4.5 million with a fair value of $4.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

In the third quarter of 2016, the preliminary purchase price allocation for Airclic was finalized resulting in a $0.8 million increase to goodwill and income taxes payable.

On May 30, 2014 we acquired all outstanding membership interests of privately-held Customs Info, LLC (“Customs Info”), a leading US-based provider of trade data content to power Global Trade Management (GTM) systems and streamline global trade automation. The total purchase price for the acquisition was $39.5 million, net of cash acquired, which was funded by $34.1 million in cash and approximately 0.4 million Descartes common shares valued at $5.4 million. As part of completing the acquisition $20.0 million of the $39.5 million purchase price was funded by drawing on our revolving debt facility, which was subsequently repaid. Additional contingent consideration of up to $3.9 million in cash may have become payable had certain revenue performance targets been met by Customs Info during the calendar year 2014. The fair value of the contingent consideration was valued at nil at the acquisition date and the performance targets were not met. The gross contractual amount of trade receivables acquired was $1.8 million with a fair value of $1.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million.

On April 1, 2014, we acquired all outstanding shares of privately-held Computer Management USA, Inc. and Computer Management NA, Inc. (collectively, “Computer Management”), a US-based provider of security filing solutions and air cargo management solutions for airlines and their partners. The total purchase price for the acquisition was $6.7 million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

For businesses acquired during 2015, we incurred acquisition-related costs of $1.5 million, primarily for advisory services and retention bonuses. These costs are included in other charges in our consolidated statements of operations.

The final purchase price allocations for businesses we acquired during 2015 are as follows:

	Computer Management	Customs Info	Airclic	e-customs	Pentant	Total
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	6,689	34,121	29,597	9,611	2,134	82,152
Common shares issued	-	5,382	-	-	-	5,382
Net working capital adjustments (receivable) / payable	3	(813)	(318)	(41)	(13)	(1,182)
	6,692	38,690	29,279	9,570	2,121	86,352
Allocated to:
Current assets, excluding cash acquired	211	1,754	4,990	1,190	142	8,287
Property and equipment	65	-	440	7	-	512
Current liabilities	(10)	(556)	(3,466)	(399)	(658)	(5,089)
Deferred revenue	(8)	(3,147)	(6,930)	(19)	(38)	(10,142)
Deferred income tax liability	-	-	-	(1,053)	(315)	(1,368)
Debt	-	(927)	-	-	-	(927)
Net tangible assets (liabilities) assumed	258	(2,876)	(4,966)	(274)	(869)	(8,727)
Finite life intangible assets acquired:
Customer agreements and relationships	3,256	8,650	7,802	2,318	1,336	23,362
Existing technology	1,840	5,708	13,786	2,807	595	24,736
Trade names	-	682	-	-	-	682
Non-compete covenants	-	391	177	138	-	706
Goodwill	1,338	26,135	12,480	4,581	1,059	45,593
	6,692	38,690	29,279	9,570	2,121	86,352

No in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Computer Management	Customs Info	Airclic	e-customs	Pentant
Customer agreements and relationships (years)	9	9	9	10	9
Existing technology (years)	6	3	8	6	6
Trade names (years)	N/A	15	N/A	N/A	N/A
Non-compete covenants (years)	N/A	12	12	12	N/A

The goodwill on the Pentant, e-customs, Airclic, Customs Info and Computer Management acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Pentant and e-customs acquisitions is not deductible for tax purposes. The goodwill arising from the Airclic, Customs Info and Computer Management acquisitions is deductible for tax purposes

On December 23, 2013, we acquired all outstanding shares of privately-held Impatex Freight Software Limited (“Impatex”), a leading UK-based provider of electronic customs filing and freight forwarding solutions. The total purchase price for the acquisition was $8.2 million, net of cash acquired, which was funded by drawing on our revolving debt facility. We incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $0.3 million with a fair value of $0.3 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

On December 20, 2013, we acquired all outstanding shares of privately-held Compudata, a leading provider of business-to-business supply chain integration and e-invoicing solutions in Switzerland. The total purchase price for the acquisition was $18.1 million, net of cash acquired, which was funded by drawing on our revolving debt facility. We incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million.

On May 2, 2013 we acquired all outstanding shares of privately-held KSD Software Norway AS (“KSD”), a leading Scandinavian-based provider of electronic customs filing solutions for the European Union (“EU”). KSD’s software helps customers manage the complexities of EU customs compliance. The total purchase price for the acquisition was $32.4 million, net of cash acquired. As part of completing the acquisition $19.8 million of the $32.4 million purchase price was funded by drawing on our revolving debt facility, with the remainder funded with cash on hand. We incurred acquisition-related costs, primarily for advisory services, of $0.7 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $3.1 million with a fair value of $2.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.5 million.

In 2015, the preliminary purchase price allocation for KSD was adjusted due to changes made to net working capital adjustments and receivable estimates made upon close of the acquisition. The purchase price allocation adjustments were to increase goodwill $0.7 million from $13.1 million to $13.8 million and decrease net working capital adjustments receivable $0.7 million from $2.9 million to $2.2 million.

For businesses acquired during 2014, we incurred acquisition-related costs of $1.4 million, primarily for advisory services and retention bonuses. These costs are included in other charges in our consolidated statements of operations.

The final purchase price allocations for businesses we acquired during 2014 are as follows:

	KSD	Compudata	Impatex	Total
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	32,419	18,143	8,175	58,737
Net working capital adjustments receivable	(2,213)	(71)	(209)	(2,493)
	30,206	18,072	7,966	56,244
Allocated to:
Current assets, excluding cash acquired	4,174	1,793	524	6,491
Property and equipment	67	24	109	200
Deferred income tax assets	863	-	11	874
Current liabilities	(3,904)	(934)	(300)	(5,138)
Deferred revenue	(3,004)	(21)	(441)	(3,466)
Deferred income tax liability	(6,720)	(2,924)	(1,140)	(10,784)
Debt	(894)	-	-	(894)
Net tangible liabilities assumed	(9,418)	(2,062)	(1,237)	(12,717)
Finite life intangible assets acquired:
Customer agreements and relationships	17,500	11,910	2,495	31,905
Existing technology	8,300	-	3,207	11,507
Non-compete covenants	-	23	-	23
Goodwill	13,824	8,201	3,501	25,526
	30,206	18,072	7,966	56,244

No in-process research and development was acquired in the Impatex, Compudata or KSD acquisitions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Impatex	Compudata	KSD
Customer agreements and relationships (years)	10	9	12
Existing technology (years)	8	N/A	8
Non-compete covenants (years)	N/A	3	N/A

The goodwill on the Impatex, Compudata and KSD acquisitions arose as a result of the value of their assembled workforces and the combined strategic value to our growth plan. The goodwill arising from these acquisitions is not deductible for tax purposes.

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Oz, BearWare, MK Data, Airclic, Customs Info, Impatex, Compudata and KSD as of the beginning of each of the periods presented. The pro forma results of operations for the Pentant, e-customs and Computer Management transactions have not been included in the table below as they are not material to our consolidated financial statements.

This pro forma information is for information purposes only and does not purport to represent what our results of operations for the periods presented would have been had the acquisitions of Oz, BearWare, MK Data Airclic, Customs Info, Impatex, Compudata and KSD occurred at the beginning of the period indicated, or to project our results of operations for any future period.

Pro forma results of operations (unaudited)

Year Ended	January 31, 2016	January 31, 2015	January 31, 2014
Revenues	197,088	205,723	199,860
Net income	22,391	16,830	8,223
Earnings per share
Basic	0.30	0.24	0.13
Diluted	0.29	0.24	0.13